QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
98.82%	COMMON STOCKS
6.42%	AUSTRALIA
	Aurizon Holdings Ltd.	5,616	$15,383
	Breville Group Ltd.	288	5,234
	Codan Ltd.	256	5,521
	Emerald Resources NL(A)	2,800	10,374
	Flight Centre Travel Group Ltd.	944	6,943
	Helia Group Ltd.	2,016	7,316
	IGO Ltd.(A)	1,552	8,406
	Inghams Group Ltd.	2,848	3,891
	Metcash Ltd.	2,096	4,281
	Neuren Pharmaceuticals Ltd.(A)	528	4,302
	New Hope Corp. Ltd.	1,840	7,452
	Perenti Ltd.	6,816	9,170
	Perseus Mining Ltd.	6,928	24,617
	Ramelius Resources Ltd.	4,336	10,979
	Regis Healthcare Ltd.	2,368	10,064
	Regis Resources Ltd.	4,672	21,436
	Resolute Mining Ltd.(A)	7,408	7,130
	Sandfire Resources Ltd.(A)	1,632	18,050
	Super Retail Group Ltd.	576	5,095
	Tabcorp Holdings Ltd.	7,920	5,137
	Technology One Ltd.	320	5,926
	Ventia Services Group Pty Ltd.	3,040	10,970
	Yancoal Australia Ltd.	4,720	26,997
			234,674

0.85%	AUSTRIA
	ANDRITZ AG	208	14,305
	voestalpine AG	384	16,786
			31,091

1.99%	BELGIUM
	Azelis Group NV	1,008	10,113
	Bekaert SA	320	14,795
	CMB Tech NV	1,088	13,758

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Deme Group NV	96	$20,461
	Fagron	384	9,587
	Tessenderlo Group SA(A)	176	3,983
			72,697

1.69%	DENMARK
	GN Store Nord A/S(A)	768	11,980
	ISS A/S	752	27,288
	NTG Nordic Transport Group A/S(A)	224	5,557
	Scandinavian Tobacco Group A/S 144A	304	3,202
	TORM plc	480	13,635
			61,662

1.68%	FINLAND
	Konecranes oyj	1,392	44,954
	Puuilo oyj	448	6,519
	Tieto oyj	272	5,879
	Tokmanni Group Corp.	496	4,102
			61,454

5.78%	FRANCE
	Alten SA	80	4,845
	Eramet SA(A)	96	5,604
	Etablissements Maurel et Prom SA(A)	896	11,185
	ID Logistics Group SACA(A)	32	11,780
	IPSOS SA	240	9,332
	Pluxee NV	3,024	36,736
	SCOR SE	848	29,954
	Societe BIC SA	96	5,959
	Sopra Steria Group	128	17,710
	Technip Energies NV	1,008	42,619
	Television Francaise 1 SA	992	7,952
	Trigano SA	112	18,189
	Ubisoft Entertainment SA(A)	960	4,255
	Wavestone	96	5,093
			211,213

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
5.62%	GERMANY
	Bechtle AG	352	$11,864
	Dermapharm Holding SE	128	6,258
	Douglas AG(A)	576	6,644
	Duerr AG	336	7,286
	Elmos Semiconductor SE	48	7,978
	flatexDEGIRO SE	176	5,981
	Freenet AG	976	29,805
	IONOS Group SE(A)	880	25,276
	JOST Werke SE	80	4,614
	KION Group AG	448	23,022
	Krones AG	128	17,044
	ProSiebenSat.1 Media SE	1,248	5,614
	Puma SE(A)	416	10,439
	TeamViewer SE(A)	1,760	8,857
	TUI AG	4,544	34,728
			205,410

0.45%	IRELAND
	Glanbia plc	608	11,912
	Uniphar plc	1,024	4,498
			16,410

6.94%	ITALY
	Amplifon S.p.A.	704	7,647
	Azimut Holding S.p.A	432	16,153
	Banca Monte dei Paschi di Siena S.p.A.	4,144	35,574
	Buzzi S.p.A.	272	13,544
	Hera S.p.A.	2,288	10,504
	Interpump Group S.p.A.	128	4,794
	Italgas S.p.A.	6,992	81,060
	Lottomatica Group S.p.A.	1,840	52,659
	Pirelli & C S.p.A. 144A(A)	2,656	18,125
	Reply S.p.A.	144	13,440
			253,500

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
31.99%	JAPAN
	Alps Alpine Co Ltd.(A)	464	$6,087
	Amano Corp.(A)	192	4,571
	Brother Industries Ltd.(A)	1,104	19,978
	Daicel Corp.(A)	1,792	13,838
	Daido Steel Co. Ltd.(A)	720	8,223
	Daiwabo Holdings Co. Ltd.(A)	240	4,635
	Dexerials Corp.(A)	672	8,953
	dip Corp.(A)	368	4,821
	DMG Mori Co. Ltd.(A)	496	7,394
	Dowa Holdings Co. Ltd.(A)	272	14,971
	Fukuda Denshi Co. Ltd.(A)	144	8,774
	Fukuoka Financial Group, Inc.(A)	336	12,476
	Goldwin, Inc.(A)	496	6,913
	Hazama Ando Corp.(A)	416	5,117
	Hirose Electric Co. Ltd.(A)	48	6,100
	Hitachi Construction Machinery Co. Ltd.(A)	992	32,947
	Hokuetsu Corp.(A)	784	4,515
	Horiba Ltd.(A)	128	14,409
	Internet Initiative Japan, Inc.(A)	704	10,857
	Iwatani Corp.(A)	896	11,320
	Japan Aviation Electronics Industry Ltd.(A)	288	4,074
	Japan Petroleum Exploration Co.(A)	848	13,935
	Jeol Ltd.(A)	240	8,648
	JVCKenwood Corp.(A)	832	5,722
	Kanematsu Corp.(A)	832	11,562
	Keio Corp.(A)	1,840	8,942
	Keisei Electric Railway Co. Ltd.(A)	1,536	11,372
	Kintetsu Group Holdings Co. Ltd.(A)	496	10,063
	Kobayashi Pharmaceutical Co. Ltd.(A)	256	9,506
	Kobe Steel Ltd.(A)	1,280	15,243
	Koito Manufacturing Co. Ltd.(A)	720	11,065
	Kuraray Co. Ltd.(A)	1,312	13,636
	Kurita Water Industries Ltd.(A)	224	10,343
	Leopalace21 Corp.(A)	13,872	55,504
	Lintec Corp.(A)	208	5,872

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Lion Corp.(A)	800	$8,390
Mitsubishi Motors Corp.(A)	2,608	5,048
Mitsui Chemicals, Inc.(A)	1,408	16,488
Morinaga & Co. Ltd.(A)	288	4,901
NGK Corp.(A)	848	21,250
NHK Spring Co. Ltd.(A)	880	13,441
Nichias Corp.(A)	864	15,714
Nichirei Corp.(A)	656	8,141
Nifco, Inc.(A)	288	7,968
Nippon Kayaku Co. Ltd.(A)	704	7,787
Nippon Shinyaku Co. Ltd.(A)	544	17,526
Nippon Shokubai Co. Ltd.(A)	608	8,696
Nisshin Seifun Group, Inc.(A)	512	6,760
Nissui Corp.(A)	800	6,772
Niterra Co. Ltd.(A)	656	29,872
NOK Corp.(A)	480	8,470
Open House Group Co. Ltd.(A)	752	47,407
Open Up Group, Inc.(A)	496	5,563
Park24 Co. Ltd.(A)	928	11,037
PeptiDream, Inc.(A)	848	6,399
Persol Holdings Co. Ltd.(A)	18,960	27,597
Quants Research Institute Holdings, Inc.	1,456	5,358
Relo Group, Inc.(A)	7,408	88,221
Ricoh Co. Ltd.(A)	1,120	9,270
Rinnai Corp.(A)	368	8,484
Sankyo Co Ltd.(A)	928	11,344
Santen Pharmaceutical Co. Ltd.(A)	1,568	17,641
Sanwa Holdings Corp.(A)	976	21,752
Sega Sammy Holdings, Inc.(A)	816	12,461
SMS Co. Ltd.(A)	448	4,638
Socionext, Inc.(A)	816	9,610
Stanley Electric Co. Ltd.(A)	464	8,359
Starts Corp, Inc.(A)	1,392	41,662
Sumitomo Chemical Co. Ltd.(A)	10,224	32,178
Sumitomo Rubber Industries Ltd.(A)	1,104	14,062
Takeuchi Manufacturing Co. Ltd.(A)	224	8,723

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Toho Gas Co. Ltd.(A)	640	$5,077
	Tokai Rika Co.Ltd.(A)	368	6,820
	Tokyo Century Corp.(A)	1,744	22,143
	Tokyo Steel Manufacturing Co. Ltd.(A)	592	6,035
	Tosoh Corp.(A)	1,488	21,691
	TOTO Ltd.(A)	208	6,671
	Toyo Tire Corp.(A)	800	18,117
	Toyoda Gosei Co. Ltd.(A)	528	13,334
	Toyota Boshoku Corp.(A)	1,072	16,286
	U-Next Holdings Co. Ltd.(A)	736	7,657
	Yamazaki Baking Co. Ltd.(A)	464	10,367
	Yaskawa Electric Corp.(A)	1,440	36,475
	The Yokohama Rubber Co. Ltd.(A)	192	7,042
	Zeon Corp.(A)	896	9,925
			1,169,016

1.62%	NETHERLANDS
	Arcadis NV	464	14,706
	Basic-Fit NV 144A(A)	528	17,967
	Koninklijke BAM Groep NV(A)	1,152	11,471
	Koninklijke Heijmans NV CvA(A)	112	9,916
	Signify NV 144A	256	5,344
			59,404

2.13%	NORWAY
	Europris ASA 144A(A)	592	5,582
	Hoegh Autoliners ASA	1,184	16,984
	Norwegian Air Shuttle ASA	6,784	9,963
	Protector Forsikring ASA	160	7,717
	Stolt-Nielsen Ltd.	144	4,960
	Wallenius Wilhelmsen ASA	1,920	24,151
	Wilh Wilhelmsen Holding ASA	112	8,386
			77,743

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
1.78%	SPAIN
	Enagas SA	704	$13,947
	Indra Sistemas SA	304	16,599
	Laboratorios Farmaceuticos Rovi SA(A)	64	5,973
	Logista Integral SA	464	17,302
	Melia Hotels International SA	512	5,664
	Vidrala SA	64	5,674
			65,159

5.87%	SWEDEN
	AAK AB	496	12,700
	AcadeMedia AB 144A	480	5,091
	AFRY AB	496	6,670
	Ambea AB 144A(A)	656	9,189
	Axfood AB	688	23,380
	Betsson AB	576	6,097
	Billerud Aktiebolag	640	4,922
	Bravida Holding AB 144A	592	6,153
	Electrolux Professional AB	752	4,004
	Elekta AB	2,064	12,035
	Embracer Group AB(A)	1,136	5,765
	Instalco AB	1,952	6,425
	Mycronic AB	416	9,580
	NCC AB	272	5,942
	Nordnet AB (publ)	1,184	38,147
	Paradox Interactive AB	368	4,809
	Rusta AB	1,168	11,505
	SSAB AB	2,864	22,285
	Sweco AB	1,408	19,737
			214,436

7.75%	SWITZERLAND
	ALSO Holding AG	48	8,404
	Aryzta AG(A)	128	9,933
	Autoneum Holding AG	32	4,618

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Basilea Pharmaceutica AG(A)	112	$7,620
	Bucher Industries AG	48	20,860
	Burckhardt Compression Holding	16	9,445
	DKSH Holding AG	288	20,854
	Forbo Holding AG	16	14,727
	Galenica AG 144A	128	14,543
	Implenia AG	128	9,941
	Inficon Holding AG	96	11,934
	SFS Group AG	192	28,334
	Sulzer AG	144	29,643
	Temenos Group AG	880	75,773
	Vontobel Holding AG	192	16,496
			283,125

16.26%	UNITED KINGDOM
	Airtel Africa plc 144A	29,296	133,622
	B&M European Value Retail plc	6,752	15,059
	Beazley plc	5,456	91,424
	Chemring Group plc	928	6,240
	Clarkson plc	112	6,834
	Computacenter plc	224	8,865
	Convatec Group plc 144A	3,888	11,085
	Domino’s Pizza Group plc	3,040	6,929
	Drax Group plc	688	8,064
	Energean plc	848	9,698
	Gamma Communications plc	512	4,812
	Genus plc	192	6,023
	Hiscox Ltd.	1,616	32,319
	Hochschild Mining plc	1,664	13,149
	IG Group Holdings plc	1,488	28,203
	Inchcape plc	1,376	13,659
	Investec plc	1,632	12,399
	ITV plc	12,800	12,715
	JET2 plc	1,424	20,959
	Johnson Matthey plc	272	6,830

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Kier Group plc	2,080	$5,247
	Man Group plc/Jersey	2,304	7,673
	Mitie Group plc	11,248	25,160
	Moonpig Group plc	1,856	5,147
	Morgan Sindall Group plc(A)	176	9,633
	OSB Group plc	688	4,735
	Pan African Resources plc	10,928	20,163
	Persimmon plc	464	6,562
	Plus500 Ltd.	496	26,706
	Serica Energy plc	1,744	6,787
	SSP Group Plc	3,136	7,260
	Taylor Wimpey plc	4,288	5,035
	Telecom Plus plc(A)	256	4,378
	Volex plc	912	5,468
	Volution Group plc	720	5,432
			594,274

98.82%	TOTAL COMMON STOCKS
	(Cost: $3,988,741)		3,611,268

0.23%	PREFERRED STOCKS
0.23%	GERMANY
	Draegerwerk AG & Co. KGaA	80	8,405

0.23%	TOTAL PREFERRED STOCKS
	(Cost: $8,782)		8,405

99.05%	TOTAL INVESTMENTS
	(Cost: $3,997,523)		3,619,673
0.95%	Other assets, net of liabilities		34,888
100.00%	NET ASSETS		$3,654,561

(A)Non-income producing

QUARTERLY REPORT

APPLIED FINANCE IVS INTERNATIONAL SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$3,611,268	$—	$—	$3,611,268
Preferred Stocks	8,405	—	—	8,405
	$3,619,673	$—	$—	$3,619,673

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,997,523, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,810
Gross unrealized depreciation	(426,660)
Net unrealized appreciation	$(377,850)